Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 30, 2014
Prospectus Date	Mar. 30, 2014
PIA BBB Bond Fund | Managed Account Completion Shares
Risk/Return:
Trading Symbol	PBBBX
PIA MBS Bond Fund | Managed Account Completion Shares
Risk/Return:
Trading Symbol	PMTGX
PIA Short-Term Securities Fund | Advisor Class
Risk/Return:
Trading Symbol	PIASX
Investor Class Prospectus | PIA High Yield Fund | Investor Class
Risk/Return:
Trading Symbol	PHYSX